Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents	$ 3,074,094	$ 2,971,558	$ 3,505,454
Accounts receivable
Crude Oil and natural gas sales	1,702,245	1,777,846	2,103,341
Other	254,943	4,418	90,163
Short-term derivative instrument asset	164,185	106,397	391,488
Prepaid expenses and other current assets	574,788	298,886	722,002
Total current assets	5,770,255	5,159,105	6,812,448
Crude oil and natural gas properties, successful efforts method:
Proved Properties	100,926,091	100,285,138	94,189,372
Accumulated depreciation, depletion, amortization and impairment	(2,856,300)	(2,759,226)	(352,127)
Total oil and natural gas properties, net	98,069,791	97,525,912	93,837,245
Other property, plant and equipment, net	20,000	20,000
Long-term derivative instrument asset			76,199
TOTAL ASSETS	103,860,046	102,705,017	100,725,892
Current liabilities
Accounts payable	6,599,927	8,870,324	4,033,208
Accrued liabilities and other	8,393,414	7,923,613	4,422,183
Revenue and royalties payable	4,117,471	3,191,171	461,773
Deferred underwriting fee payable	1,199,368	1,065,000	1,300,000
Current portion of warrant liability	4,118,030	5,681,849
Current portion of long term debt	5,754,397	5,524,160	4,157,602
Forward purchase agreement liability			1,094,097
Total current liabilities	33,707,812	36,390,779	20,113,049
Long-term debt, net of current portion and discount	32,099,417	33,286,385	37,486,206
Warrant liability			4,777,971
Convertible note liability	1,562,257	891,364
Deferred tax liability	1,922,348	2,692,733	6,163,140
Asset retirement obligations	1,385,056	1,049,285	904,297
Other liabilities	675,000	675,000	675,000
Total for non-current liabilities	37,644,078	38,594,767	50,006,614
Total liabilities	71,351,890	74,985,546	70,119,663
Commitments and Contingencies
Stockholders’ (deficit) equity
Preferred stock, value
Additional paid in capital	41,237,209	31,312,003	16,317,856
Accumulated deficit	(29,951,259)	(28,199,028)	(19,118,745)
Total stockholders’ equity attributable to EON Resources, Inc.	11,287,742	3,114,057	(2,800,185)
Noncontrolling interest	21,220,414	24,605,414	33,406,414
Total stockholders’ equity	32,508,156	27,719,471	30,606,229
Total liabilities and stockholders’ equity	103,860,046	102,705,017	100,725,892
Class A Common Stock
Stockholders’ (deficit) equity
Common stock value	1,792	1,032	524
Class B Common Stock
Stockholders’ (deficit) equity
Common stock value		50	180
Related parties
Current liabilities
Accounts payable – related parties	445,349	445,349	762,000
Revenue and royalties payable - Related Parties	179,856	132,563	1,523,138
Related party notes payable, net of discount	$ 2,900,000	$ 3,556,750	$ 2,359,048